POST-EMPLOYMENT BENEFITS - Summary of Pension Fund Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	$ (83)
Remeasurements, recognized in other comprehensive income and equity	281	$ (499)
Contributions by employees	28	31
Contributions by employer	19	134
Plan assets, end of year	(94)	(83)
Domestic defined benefit plans
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	298
Interest income	18	5
Remeasurements, recognized in other comprehensive income and equity	149	(604)
Administrative expenses paid from plan assets	(4)	(4)
Plan assets, end of year	76	298
Domestic defined benefit plans | Plan assets
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	2,770	3,198
Interest income	134	108
Remeasurements, recognized in other comprehensive income and equity	149	(604)
Contributions by employees	28	31
Contributions by employer	19	134
Benefits paid	(89)	(93)
Decrease (Increase) In Net Defined Benefit Liability (Asset) Resulting From Annuitization	737	0
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals	(67)	0
Administrative expenses paid from plan assets	(2)	(4)
Plan assets, end of year	$ 2,339	$ 2,770